Biological Assets (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Schedule of changes in the carrying value of biological assets
	July 31, 2019	July 31, 2018
Carrying amount, beginning of period	$2,332	$1,504
Acquired through acquisition[1]	3,291	–
Production costs capitalized	19,215	993
Net increase in fair value due to biological transformation less cost to sell	38,856	7,340
Transferred to inventory upon harvest	(56,323)	(7,505)
Carrying amount, end of period	$7,371	$2,332

[1] Acquired through the Newstrike acquisition on May 24, 2019 (see Note 11)

Schedule of significant unobservable inputs, their range of values and sensitivity analysis
Unobservable inputs	Input values	Sensitivity analysis

Average selling price		An increase or decrease of 5% applied to the average
Obtained through actual retail prices on a per	$4.23 – $5.01 per dried gram.	selling price would result in a change of approximately $480
strain basis.		to the valuation.

Yield per plant		An increase or decrease of 5% applied to the average yield
Obtained through historical harvest cycle results	15 – 123 grams per plant.	per plant would result in a change up to approximately $344
on a per strain basis.		in valuation.

Stage of growth		An increase or decrease of 5% applied to the average stage
Obtained through the estimates of stage of	Average of 29% completion.	of growth per plant would result in a change of
completion within the harvest cycle.		approximately $1,148 in valuation.

Wastage		An increase or decrease of 5% applied to the wastage
Obtained through the estimates of wastage	0%–30% dependent upon the	expectation would result in a change of approximately $302
within the cultivation and production cycle.	stage within the harvest cycle.	in valuation.

Unobservable inputs	Input values	Sensitivity analysis

Average selling price		An increase or decrease of 5% applied to the average
Obtained through actual retail prices on a per	$4.66 per dried gram.	selling price would result in a change of approximately $329
strain basis.		to the valuation.

Yield per plant
Obtained through historical harvest cycle results	50–235 grams per plant.	An increase of decrease of 5% applied to the average yield
on a per strain basis.		per plant would not result in a material change in valuation.

Stage of growth
Obtained through the estimates of stage of	Average of 32% completion.	An increase or decrease of 5% applied to the average stage
completion within the harvest cycle.		of growth per plant would result in a change of
approximately $320 in valuation.

Wastage
Obtained through the estimates of wastage	0%–30% dependent upon the	An increase of decrease of 5% applied to the average yield
within the cultivation and production cycle.	stage within the harvest cycle.	per plant would not result in a material change in valuation.